Reportable Segments (Schedule of Reportable Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 2,007.6		$ 2,529.9		$ 2,715.5
Operating (loss) income	(313.6)		57.2		(1,300.5)
Interest expense	189.2		135.3		77.2
Depreciation and amortization	268.3		246.9		227.1
Capital expenditures	598.4		485.9		1,050.6
Construction of solar energy systems	465.3		346.9		598.1
Long-Lived Assets	3,122.9		2,673.0
Semiconductor Materials [Member]
Segment Reporting Information [Line Items]
Net sales	906.2		917.5		1,023.1
Operating (loss) income	(10.5)		(5.0)		(31.1)
Interest expense	0		(1.2)		(1.6)
Depreciation and amortization	119.3		121.6		124.2
Capital expenditures	85.3		75.1		144.6
Solar Energy [Member]
Segment Reporting Information [Line Items]
Net sales	1,101.4		1,612.4		1,692.4
Operating (loss) income	(189.0)		162.2		(1,144.0)
Interest expense	102.1		76.5		35.5
Depreciation and amortization	139.5		119.3		102.9
Capital expenditures	505.6	[1]	401.9	[1]	901.4	[1]
Construction of solar energy systems	465.3		346.9		598.1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	(114.1)		(100.0)		(125.4)
Interest expense	87.1		60.0		43.3
Depreciation and amortization	9.5		6.0		0
Capital expenditures	7.5		8.9		4.6
UNITED STATES
Segment Reporting Information [Line Items]
Net sales	475.1		735.3		447.5
Long-Lived Assets	1,811.3		1,510.0
MALAYSIA
Segment Reporting Information [Line Items]
Long-Lived Assets	262.4		202.5
CHINA
Segment Reporting Information [Line Items]
Net sales	77.7		82.8		598.8
JAPAN
Segment Reporting Information [Line Items]
Long-Lived Assets	90.9		120.9
KOREA
Segment Reporting Information [Line Items]
Net sales	220.3		198.8		237.1
Long-Lived Assets	132.7		141.1
TAIWAN
Segment Reporting Information [Line Items]
Net sales	472.5		408.4		530.0
Long-Lived Assets	208.9		231.7
ITALY
Segment Reporting Information [Line Items]
Net sales	71.3		234.2		375.6
Long-Lived Assets	197.7		215.9
CHILE
Segment Reporting Information [Line Items]
Long-Lived Assets	167.8		0
CANADA
Segment Reporting Information [Line Items]
Net sales	279.1		248.6		104.9
SPAIN
Segment Reporting Information [Line Items]
Net sales	9.6		175.8		42.3
Other Foreign Countries [Member]
Segment Reporting Information [Line Items]
Net sales	402.0		446.0		379.3
Long-Lived Assets	251.2		250.9
Foreign [Member]
Segment Reporting Information [Line Items]
Net sales	$ 1,532.5		$ 1,794.6		$ 2,268.0

[1]	onsists primarily of construction of solar energy systems of $465.3 million, $346.9 million and $598.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.